THE ADVISORS’ INNER CIRCLE FUND II	MANGO GROWTH ETF July 31, 2026 (Unaudited)

COMMON STOCK — 92.9%

	Shares	Value
Communication Services — 8.1%
Alphabet, Cl A	15,693	$5,588,748
Meta Platforms, Cl A	7,690	4,281,100
Netflix *	57,524	4,125,046
Space Exploration Technologies, Cl A *	79,256	8,588,973
		22,583,867
Consumer Discretionary — 3.8%
Amazon.com *	22,846	6,204,517
Home Depot	13,528	4,490,755
		10,695,272
Consumer Staples — 1.6%
Costco Wholesale	4,733	4,505,295

Financials — 8.9%
Bank of America	41,257	2,555,871
Mastercard, Cl A	23,735	13,602,528
Travelers	8,370	3,133,393
Visa, Cl A	15,458	5,659,638
		24,951,430
Health Care — 10.0%
Eli Lilly	7,048	8,097,024
HCA Healthcare	15,751	6,341,195
Intuitive Surgical *	14,325	5,061,452
Stryker	4,296	1,399,207
UnitedHealth Group	16,884	6,996,730
		27,895,608
Industrials — 2.3%
Howmet Aerospace	11,169	3,152,562
Vertiv Holdings, Cl A	12,898	3,115,770
		6,268,332
Information Technology — 56.3%
Advanced Micro Devices *	26,908	12,812,244
Applied Materials	30,752	15,611,868
Arista Networks *	35,785	6,453,825
Arqit Quantum *	31,394	537,779
ASML Holding, Cl G	8,690	14,156,010
Broadcom	12,577	4,895,974
Crowdstrike Holdings, Cl A *	43,253	8,255,268
D-Wave Quantum *	27,395	495,302
IonQ *	16,379	596,851
KLA	59,145	10,812,889
Lam Research	40,731	11,934,998
Microsoft	24,109	11,203,934
NVIDIA	64,726	12,993,744
Oracle	42,649	5,538,826
Palantir Technologies, Cl A *	73,314	9,022,021
Palo Alto Networks *	28,492	9,454,500
Quantum *	90,274	960,515
Quantum Computing *	62,978	510,122
Rigetti Computing *	32,624	487,729
ServiceNow *	86,100	9,576,903
Taiwan Semiconductor Manufacturing ADR	26,712	10,798,326
		157,109,628

COMMON STOCK — continued

	Shares	Value
Real Estate — 1.9%
Equinix ‡	5,252	$5,353,259

Total Common Stock

(Cost $157,655,746)		259,362,691

REGISTERED INVESTMENT COMPANY — 1.6%

	Shares	Value
Pershing Square USA	119,307	4,474,012

Total Registered Investment Company

(Cost $5,107,078)		4,474,012

Total Investments - 94.5%

(Cost $162,762,824)		$263,836,703

Percentages are based on Net Assets of $279,064,004.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

KKM-QH-001-0200